Discontinued Operations - Additional Information (Details) - shares	May 31, 2023	Apr. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Total outstanding shares			100,093,873	71,751,201	45,675,968	45,484,310
Calyxt [member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of shareholding diluted of merged entity	2.90%
Number of shares owned	479,264
Total outstanding shares	997,745
Total number of shares issued	16,527,484
Stock holders equity reverse stock split	1-for-5	1-for-10